Income Taxes (Schedule of Deferred Taxes Activity) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Deferred tax assets:
Accrued liabilities and reserves	$ 79.1	$ 35.5
Inventories	22.1	30.5
Tax loss and credit carryforwards	102.0	53.6
Environmental liabilities	29.5	27.3
Rebate reserves	41.1	43.4
Expired product	38.9	18.4
Postretirement benefits	36.3	31.2
Federal and state benefit of uncertain tax positions and interest	29.6	47.1
Deferred intercompany interest	0	19.2
Share-based compensation	28.0	12.3
Other	31.5	25.6
Total deferred tax assets, gross	438.1	344.1
Deferred tax liabilities:
Property, plant and equipment	(110.0)	(160.5)
Intangible assets	(2,176.5)	(113.1)
Installment sale	(93.5)	0
Investment in partnership	(191.3)	(173.6)
Total deferred tax liabilities, gross	(2,571.3)	(447.2)
Net deferred tax (liability) asset before valuation allowances	(2,133.2)	(103.1)
Valuation allowances	(77.5)	(30.0)
Net deferred tax (liability) asset	$ (2,210.7)	$ (133.1)